Transactions with Related Parties, Investment in Related Party (Details)		12 Months Ended
	Mar. 07, 2023 USD ($) $ / shares	Dec. 31, 2025 USD ($) Vote $ / shares shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares
Investment in Related Party [Abstract]
Preferred shares, par value (in dollars per share) | $ / shares		$ 0.001	$ 0.001
Fair Value Assumptions [Abstract]
Investment in related party		$ 117,521,579	$ 117,560,467
Dividend income from related party		1,361,112	1,423,332	$ 1,166,667
Proceeds received related to Spin-Off		0	0	$ 2,694,647
Discounted Cash Flow Model [Member]
Fair Value Assumptions [Abstract]
Weighted average cost of capital				12.80%
Black Scholes Option Pricing Model [Member]
Fair Value Assumptions [Abstract]
Weighted average cost of capital				12.80%
Volatility				69.00%
Risk-free rate				3.16%
Strike price (in dollars per share) | $ / shares				$ 5.75
Share price (in dollars per share) | $ / shares				$ 4.52
Number of trading days				5 days
Related Party [Member] | Toro [Member]
Investment in Related Party [Abstract]
Investment in related party	$ 117,222,135
Fair Value Assumptions [Abstract]
Investment in related party		$ 117,521,579	117,560,467
Series A Preferred Stock [Member] | Related Party [Member] | Toro [Member]
Investment in Related Party [Abstract]
Preferred shares, shares issued (in shares) | shares		140,000
Preferred shares, stated amount (in dollars per share) | $ / shares	$ 1,000	$ 1,000
Preferred shares, par value (in dollars per share) | $ / shares	$ 0.001	$ 0.001
Number of votes per share | Vote		0
Percentage of volume weighted average price of common shares		150.00%
Number of consecutive trading day commencing on distribution date		5 days
Number of consecutive trading day expiring on trading day		10 days
Investment in related party		$ 117,222,135
Fair Value Assumptions [Abstract]
Investment in related party		117,521,579	117,560,467
Accrued dividends		$ 299,444	338,332
Percentage of cash dividends	1.00%	1.00%
Dividend multiplier factor		1.3
Dividend income from related party		$ 1,361,122	1,423,332	$ 1,166,667
Dividends received from related parties		1,400,000	$ 1,400,000
Proceeds received related to Spin-Off		2,694,647
Series A Preferred Stock [Member] | Related Party [Member] | Toro [Member] | Level 3 [Member]
Investment in Related Party [Abstract]
Investment in related party		$ 117,222,135
Series A Preferred Stock [Member] | Related Party [Member] | Toro [Member] | Minimum [Member]
Investment in Related Party [Abstract]
Conversion price (in dollars per share) | $ / shares		$ 2.5
Series A Preferred Stock [Member] | Related Party [Member] | Toro [Member] | Maximum [Member]
Fair Value Assumptions [Abstract]
Percentage of cash dividends		20.00%